Provisions - Spanish Entities - Fair Value Of Plan Assets And Insurance Contracts Linked To Pensions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Post-Employment Plans
Insurance contracts linked to pensions
Fair value of insurance contracts linked to pensions at beginning of year	€ 210	€ 238	€ 269
Incorporation of Group companies, net	0	0	0
Expected return on insurance contracts linked to pensions	2	4	4
Benefits paid	(24)	(27)	(29)
Paid premiums	0	2	1
Actuarial gains/ (losses)	4	(7)	(7)
Fair value of insurance contracts linked to pensions at end of year	192	210	238
Other similar obligations
Insurance contracts linked to pensions
Fair value of insurance contracts linked to pensions at beginning of year	0	1	0
Incorporation of Group companies, net	0	0	2
Expected return on insurance contracts linked to pensions	0	0	0
Benefits paid	0	(1)	(1)
Paid premiums	0	0	0
Actuarial gains/ (losses)	0	0	0
Fair value of insurance contracts linked to pensions at end of year	0	0	1
Plan Assets | Post-Employment Plans
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	1,500	1,640	157
Net inclusion of entities in the Group	0	0	1,507
Expected return on plan assets	19	26	15
Benefits paid	(108)	(115)	(58)
Contributions/(surrenders)	8	21	3
Actuarial gains/(losses)	128	(73)	24
Exchange differences and other items	0	1	(8)
Fair value of plan assets at end of year	1,547	1,500	1,640
Plan Assets | Other similar obligations
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	15	17	0
Net inclusion of entities in the Group	0	0	18
Expected return on plan assets	0	0	0
Benefits paid	(2)	(2)	(1)
Contributions/(surrenders)	0	0	0
Actuarial gains/(losses)	0	(1)	0
Exchange differences and other items	1	1	0
Fair value of plan assets at end of year	€ 14	€ 15	€ 17